SUBSIDIARIES (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement1 [Line Items]
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
Grindrod Shipping Pte Ltd [Member]
Statement1 [Line Items]
Name of subsidiary	Grindrod Shipping Pte. Ltd.
Principal activity	Ship operating and management
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
Grindrod Shipping South Africa [Member]
Statement1 [Line Items]
Name of subsidiary	Grindrod Shipping (South Africa) Pty Ltd
Principal activity	Ship operating and management
Country of incorporation	South Africa
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
IVS Bulk Owning Pte. Ltd. [member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk Owning Pte. Ltd.
Principal activity	Dormant
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
IVS Bulk Carriers Pte. Ltd. [member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk Carriers Pte. Ltd.
Principal activity	Dormant
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
IVS Bulk 430 Pte. Ltd.[member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk 430 Pte. Ltd.
Principal activity	Dormant
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
IVS Bulk 462 Pte. Ltd. [member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk 462 Pte. Ltd.
Principal activity	Dormant
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
IVS Bulk 475 Pte. Ltd. [member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk 475 Pte. Ltd.
Principal activity	Ship Owning and Operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
IVS Bulk 511 Pte. Ltd.[member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk 511 Pte. Ltd.
Principal activity	Dormant
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
IVS Bulk 512 Pte. Ltd.[member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk 512 Pte. Ltd.
Principal activity	Dormant
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
IVS Bulk 603 Pte. Ltd.[member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk 603 Pte. Ltd.
Principal activity	Ship Owning and Operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
IVS Bulk 609 Pte. Ltd. [member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk 609 Pte. Ltd.
Principal activity	Ship Owning and Operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
IVS Bulk 611 Pte. Ltd. [member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk 611 Pte. Ltd.
Principal activity	Ship Owning and Operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
IVS Bulk 612 Pte. Ltd.[member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk 612 Pte. Ltd.
Principal activity	Ship Owning and Operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
IVS Bulk 707 Pte. Ltd.[Member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk 707 Pte. Ltd.
Principal activity	Dormant
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
IVS Bulk 3708 Pte Ltd [Member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk 3708 Pte. Ltd.
Principal activity	Ship Owning and Operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
IVS Bulk 3720 Pte Ltd [Member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk 3720 Pte. Ltd.
Principal activity	Ship Owning and Operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
IVS Bulk 225 Pte Ltd [Member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk 225 Pte. Ltd.
Principal activity	Ship Owning and Operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	0.00%
I V S Bulk Pte Ltd [Member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk Pte. Ltd.
Principal activity	Ship Owning and Operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
IM Shipping Pte. Ltd. [member]
Statement1 [Line Items]
Name of subsidiary	IM Shipping Pte. Ltd.
Principal activity	Ship Owning and Operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
Island Bulk Carriers Pte Ltd [Member]
Statement1 [Line Items]
Name of subsidiary	Island Bulk Carriers Pte. Ltd.
Principal activity	Ship Owning and Operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
Grindrod Shipping Services UK Limited [Member]
Statement1 [Line Items]
Name of subsidiary	Grindrod Shipping Services UK Limited
Principal activity	To provide shipping and shipping related services
Country of incorporation	United Kingdom
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
Grindrod Shipping Services Hong Kong Limited [Member]
Statement1 [Line Items]
Name of subsidiary	Grindrod Shipping Services HK Limited
Principal activity	To provide shipping and shipping related services
Country of incorporation	Hong Kong
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
Unicorn Atlantic Pte. Ltd. [member]
Statement1 [Line Items]
Name of subsidiary	Unicorn Atlantic Pte. Ltd.
Principal activity	Dormant
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
Unicorn Baltic Pte. Ltd.[member]
Statement1 [Line Items]
Name of subsidiary	Unicorn Baltic Pte. Ltd.
Principal activity	Dormant
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
Unicorn Ionia Pte. Ltd. [member]
Statement1 [Line Items]
Name of subsidiary	Unicorn Ionia Pte. Ltd.
Principal activity	Dormant
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
Unicorn Tanker Operations (434) Pte. Ltd. [member]
Statement1 [Line Items]
Name of subsidiary	Unicorn Tanker Operations (434) Pte. Ltd.
Principal activity	Dormant
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
Unicorn Ross Pte. Ltd. [member]
Statement1 [Line Items]
Name of subsidiary	Unicorn Ross Pte. Ltd.
Principal activity	Dormant
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
Unicorn Caspian Pte. Ltd.[member]
Statement1 [Line Items]
Name of subsidiary	Unicorn Caspian Pte. Ltd.
Principal activity	Dormant
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
Unicorn Marmara Pte. Ltd.[member]
Statement1 [Line Items]
Name of subsidiary	Unicorn Marmara Pte. Ltd.
Principal activity	Dormant
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
Unicorn Scotia Pte. Ltd. [member]
Statement1 [Line Items]
Name of subsidiary	Unicorn Scotia Pte. Ltd.
Principal activity	Dormant
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
Unicorn Malacca Pte. Ltd. [member]
Statement1 [Line Items]
Name of subsidiary	Unicorn Malacca Pte. Ltd.
Principal activity	Dormant
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
Unicorn Bulk Carriers Ltd [member]
Statement1 [Line Items]
Name of subsidiary	Unicorn Bulk Carriers Ltd
Principal activity	Dormant
Country of incorporation	British Virgin Islands
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
Unicorn Tankers International Ltd [member]
Statement1 [Line Items]
Name of subsidiary	Unicorn Tankers International Ltd
Principal activity	Dormant
Country of incorporation	British Virgin Islands
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
Grindrod Maritime LLC [member]
Statement1 [Line Items]
Name of subsidiary	Grindrod Maritime LLC
Principal activity	Dormant
Country of incorporation	Marshall Islands
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
Unicorn Sun Pte Ltd [Member]
Statement1 [Line Items]
Name of subsidiary	Unicorn Sun Pte. Ltd.
Principal activity	Dormant
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
Unicorn Moon Pte Ltd [Member]
Statement1 [Line Items]
Name of subsidiary	Unicorn Moon Pte. Ltd.
Principal activity	Dormant
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
Comshipco Schiffahrts Agentur GmbH [Member]
Statement1 [Line Items]
Name of subsidiary	Comshipco Schiffahrts Agentur GmBH
Principal activity	Ship agents and operators
Country of incorporation	Germany
Kuhle Shipping Pty Ltd [Member]
Statement1 [Line Items]
Name of subsidiary	Kuhle Shipping (Pty) Ltd
Principal activity	Dormant
Country of incorporation	South Africa
IVS Bulk 541 Pte Ltd [Member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk 541 Pte. Ltd.
Principal activity	Ship Owning and Operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%
IVS Bulk 543 Pte Ltd [Member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk 543 Pte. Ltd.
Principal activity	Ship Owning and Operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%
IVS Bulk 545 Pte Ltd [Member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk 545 Pte. Ltd.
Principal activity	Ship Owning and Operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%
IVS Bulk 554 Pte Ltd [Member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk 554 Pte. Ltd.
Principal activity	Ship Owning and Operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%
IVS Bulk 5855 Pte Ltd [Member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk 5855 Pte. Ltd.
Principal activity	Ship Owning and Operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%
IVS Bulk 5858 Pte Ltd [Member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk 5858 Pte. Ltd.
Principal activity	Ship Owning and Operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%
IVS Bulk 709 Pte Ltd [Member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk 709 Pte. Ltd.
Principal activity	Ship Owning and Operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%
IVS Bulk 712 Pte Ltd [Member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk 712 Pte. Ltd.
Principal activity	Ship Owning and Operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%
IVS Bulk 7297 Pte Ltd [Member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk 7297 Pte. Ltd.
Principal activity	Ship Owning and Operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%
IVS Bulk 1345 Pte Ltd [Member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk 1345 Pte. Ltd.
Principal activity	Ship Owning and Operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%
IVS Bulk 3693 Pte Ltd [Member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk 3693 Pte. Ltd.
Principal activity	Ship Owning and Operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%
IVS Bulk 10824 Pte Ltd [Member]
Statement1 [Line Items]
Name of subsidiary	IVS Bulk 10824 Pte. Ltd.
Principal activity	Ship Owning and Operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	100.00%